Disclosure on individual items of the consolidated financial statements (Details) - Schedule of other operating income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Operating Income Abstract
Income from subsequent payments	€ 408	€ 75	€ 44
Income from utilization of provisions			58
Income from reversal of provisions	913	1,517	233
Cost refunds	492	174	119
Income from compensation	1,016	2,537	61
Income from reduction of credit loss			17
Other	47	233	8
Total	€ 2,383	€ 4,538	€ 541